Derivative Financial Instruments (Details) - Not designated as hedging instruments [Member] - USD ($) $ in Millions	Apr. 30, 2017	Apr. 30, 2016
Other Current Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	$ 8.4	$ 20.5
Other Current Assets [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	5.2	20.3
Other Current Assets [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	3.2	0.2
Other Current Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	21.3	23.0
Other Current Liabilities [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	21.2	14.1
Other Current Liabilities [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0.1	8.9
Other Noncurrent Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	0.0	2.3
Other Noncurrent Assets [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	0.0	2.0
Other Noncurrent Assets [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	0.0	0.3
Other Noncurrent Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0.0	1.6
Other Noncurrent Liabilities [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0.0	1.2
Other Noncurrent Liabilities [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	$ 0.0	$ 0.4